Oil and Gas Property, Net	6 Months Ended
Jun. 30, 2020
Extractive Industries [Abstract]
Oil and Gas Property, Net

NOTE 6 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2020	December 31, 2019
	(Unaudited)
Oil and gas property – subject to amortization	$20,447,949	$20,345,797
Accumulated depletion and impairment	(19,183,936)	(18,918,311)
Oil and gas property – subject to amortization, net	$1,264,013	$1,427,486

Oil and gas property – not subject to amortization	$1,064,994	$958,133
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,064,994	$958,133

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil & Gas Property – Kruh
January 1, 2019	$1,999,817
Additional capitalization	245,202
Depletion	(817,533)
December 31, 2019	$1,427,486
Additional capitalization	102,152
Depletion	(265,625)
June 30, 2020 (Unaudited)	$1,264,013

For the six months ended June 30, 2020, the Company incurred an aggregated development costs and abandonment and site restoration provisions, which were capitalized, at $102,152, mainly for the purpose of the geological and geophysical studies.

Depletion recorded for production on properties subject to amortization for the six months ended June 30, 2020 and 2019, were $265,625 and $419,503, respectively.

Furthermore, the Company did not record any impairment to the oil and gas property according to the ceiling tests conducted, which showed that the present value of estimated future net revenues generated by the oil and gas property exceeded the carrying balances.